Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

13    Leases

The balance sheet shows the following amounts relating to leases:

	2021	2020
Right-of-use assets
Properties	35,221	29,938
Machinery and equipment	739	84
	35,960	30,022

	2021	2020
Lease liabilities
Current	20,122	12,742
Non-current	22,996	22,478
	43,118	35,220

Set out below, are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use
	assets –	Lease
	Properties	Liabilities
As at January 1, 2020	21,631	25,857
Additions	12,391	12,391
Disposal	(253)	(244)
Lease modification (a)	2,080	2,080
Depreciation expense	(8,537)	—
Business combination	2,710	2,710
Interest expense	—	3,036
Payments of lease liabilities	—	(8,160)
Discounts on leases	—	(350)
Interest paid	—	(2,100)
As at December 31, 2020	30,022	35,220
Additions	22,146	22,146
Disposal	(334)	(329)
Lease modification (a)	200	200
Depreciation expense	(16,456)	—
Business combination	382	382
Interest expense	—	4,795
Payments of lease liabilities	—	(15,729)
Discounts on leases	—	(273)
Interest paid	—	(3,294)
As at December 31, 2021	35,960	43,118

Average annual depreciation rate 2020	27.5%
Average annual depreciation rate 2021	29.4%

(a) Refers to price adjustments that occur annually as defined in the lease agreements.

The Company entered into fiduciary agreements with Banco Safra S.A. in the amount of R$10,903 to guarantee payment due in the lease agreements of the São Paulo office. This financial agreement bears interest at the rate of 1.95% per annum. The lease payments are adjusted annually by the General Market Price Index (IGP-M).

The Company recognized rent expense from short-term leases and low-value assets of R$2,673 for the year ended December 31, 2021 (2020: R$2,329)